                        SUPPLEMENT DATED JULY 1, 1999 TO

                        PROSPECTUS DATED MAY 1, 1999 FOR

                       DEFERRED VARIABLE ANNUITY CONTRACTS

                                    ISSUED BY

                        NATIONWIDE LIFE INSURANCE COMPANY

                                   THROUGH ITS

                         NATIONWIDE VARIABLE ACCOUNT-II

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE READ IT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.


1. INFORMATION FOR THE FOLLOWING UNDERLYING MUTUAL FUNDS CONTAINED IN THE "UNDERLYING MUTUAL FUND ANNUAL EXPENSES" TABLE LOCATED ON PAGES 6 THROUGH 7 OF YOUR PROSPECTUS, IS AMENDED AS FOLLOWS:

                     UNDERLYING MUTUAL FUND ANNUAL EXPENSES
         (AS A PERCENTAGE OF UNDERLYING MUTUAL FUND AVERAGE NET ASSETS,
                          AFTER EXPENSE REIMBURSEMENT)

--------------------------------------------------------------------------------------------------------------------
                                                           Management       Other         12b-1      Total Mutual
                                                              Fees         Expenses       Fees      Fund Expenses
--------------------------------------------------------------------------------------------------------------------
Morgan Stanley Dean Witter Universal Funds, Inc. -            0.27%         1.03%          0.00%       1.30%
Emerging Markets Debt Portfolio
--------------------------------------------------------------------------------------------------------------------
NSAT Capital Appreciation Fund                                0.58%         0.22%          0.00%       0.80%
--------------------------------------------------------------------------------------------------------------------
NSAT Government Bond Fund                                     0.44%         0.22%          0.00%       0.66%
--------------------------------------------------------------------------------------------------------------------
NSAT Money Market Fund                                        0.34%         0.21%          0.00%       0.55%
--------------------------------------------------------------------------------------------------------------------
NSAT Total Return Fund                                        0.57%         0.21%          0.00%       0.78%
--------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Small Cap Value Fund                          0.47%         0.58%          0.00%       1.05%
--------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Small Company Fund                            1.00%         0.25%          0.00%       1.25%
--------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust - Worldwide Emerging        0.69%         0.61%          0.00%       1.30%
Markets Fund
--------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust - Morgan Stanley Real        1.00%         0.08%          0.00%       1.08%
Estate Securities Portfolio
--------------------------------------------------------------------------------------------------------------------

The expenses shown above are deducted by the underlying mutual fund before it provides Nationwide with the daily net asset value. Nationwide then deducts applicable variable account charges from the net asset value to calculate the unit value of the corresponding sub-account. The management fees and other expenses are more fully described in the prospectus for each underlying mutual fund. Information relating to the underlying mutual funds was provided by the underlying mutual funds and not independently verified by Nationwide.

Some underlying mutual funds are subject to fee waivers and expense reimbursements. The following chart shows what the expenses would have been for such funds without fee waivers and expense reimbursements.

--------------------------------------------------------------------------------------------------------------------
                                                                Management      Other        12b-1     Total Mutual
                                                                   Fees       Expenses       Fees      Fund Expenses
--------------------------------------------------------------------------------------------------------------------
Morgan Stanley Dean Witter Universal Funds, Inc. -             0.80%         1.25%        0.00%        2.05%
Emerging Markets Debt Portfolio
--------------------------------------------------------------------------------------------------------------------
NSAT Capital Appreciation Fund                                 0.60%         0.22%        0.00%        0.82%
--------------------------------------------------------------------------------------------------------------------
NSAT Government Bond Fund                                      0.50%         0.22%        0.00%        0.72%
--------------------------------------------------------------------------------------------------------------------


                                       1


APO-3060-5


--------------------------------------------------------------------------------------------------------------------
                                                                Management      Other        12b-1     Total Mutual
                                                                   Fees       Expenses       Fees      Fund Expenses
--------------------------------------------------------------------------------------------------------------------
NSAT Money Market Fund                                         0.40%         0.21%        0.00%        0.61%
--------------------------------------------------------------------------------------------------------------------
NSAT Total Return Fund                                         0.59%         0.21%        0.00%        0.80%
--------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Small Cap Value Fund                           0.90%         0.58%        0.00%        1.48%
--------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust - Worldwide Emerging         1.00%         0.61%        0.00%        1.61%
Markets Fund
--------------------------------------------------------------------------------------------------------------------

2. INFORMATION FOR THE FOLLOWING UNDERLYING MUTUAL FUNDS CONTAINED IN THE "EXAMPLE" CHART LOCATED ON PAGES 8 THROUGH 10 OF YOUR PROSPECTUS, IS AMENDED AS FOLLOWS:

The following chart shows the amount of expenses (in dollars) that would be incurred under this contract assuming a $1,000 investment, 5% annual return, and no change in expenses. These dollar figures are illustrative only and should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown below.

The example reflects expenses of both the variable account and the underlying mutual funds. The example reflects the maximum amount of variable account charges that could be assessed to a contract (0.80%). Deductions for premium taxes are not reflected but may apply.

The summary of contract expenses and example are to help contract owners understand the expenses associated with the contract.

--------------------------------------------------------------------------------------------------------------------------
                              If you surrender your contract  If you do not surrender your  If you annuitize your contract
                               at the end of the applicable    contract at the end of the    at the end of the applicable
                                       time period               applicable time period               time period
--------------------------------------------------------------------------------------------------------------------------
                              1 Yr.  3 Yrs.  5 Yrs. 10 Yrs.  1 Yr.  3 Yrs 5 Yrs.  10 Yrs.  1 Yr. 3 Yrs.  5 Yrs.  10 Yrs.
--------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Dean Witter      22     68     117     250      22    68     117     250      *     68     117      250
Universal Funds, Inc. -
Emerging Markets Debt
Portfolio
--------------------------------------------------------------------------------------------------------------------------
NSAT Capital Appreciation       17     52      90     195      17    52     90      195      *     52      90      195
Fund
--------------------------------------------------------------------------------------------------------------------------
NSAT Government Bond Fund       15     48      82     180      15    48     82      180      *     48      82      180
--------------------------------------------------------------------------------------------------------------------------
NSAT Money Market Fund          14     44      76     167      14    44     76      167      *     44      76      167
--------------------------------------------------------------------------------------------------------------------------
NSAT Total Return Fund          17     51      89     193      17    51     89      193      *     51      89      193
--------------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Small Cap       19     60     103     223      19    60     103     223      *     60     103      223
Value Fund
--------------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Small           22     66     114     245      22    66     114     245      *     66     114      245
Company Fund
--------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance     22     68     117     250      22    68     117     250      *     68     117      250
Trust - Worldwide Emerging
Markets Fund
--------------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment      20     61     105     227      20    61     105     227      *     61     105      227
Trust - Morgan Stanley Real
Estate Securities Portfolio
--------------------------------------------------------------------------------------------------------------------------


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APO-3060-5